Insurance-related accounts - Summary of the Life Insurance Business (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of types of insurance contracts [line items]
Total	¥ 4,791,295	¥ 4,328,894	¥ 3,640,010
Universal life insurance
Disclosure of types of insurance contracts [line items]
Total	3,278,148	3,067,791	2,611,577
Investment contracts
Disclosure of types of insurance contracts [line items]
Total	1,393,257	1,101,614	883,429
Other insurance contracts
Disclosure of types of insurance contracts [line items]
Total	¥ 119,890	¥ 159,489	¥ 145,004